Deferred Income Tax (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Deferred taxes	€ 10,486
Tax loss carryforwards	33,526	€ 38,903
U.S tax loss carryforward period		20 years
Deferred tax assets	€ 782	€ 321
Income tax rate	32.50%
Parent [Member]
Statement Line Items [Line Items]
Tax loss carryforwards	€ 188